Revenue Recognition	6 Months Ended
Jun. 30, 2025
Revenue Recognition
Revenue Recognition

8.  Revenue Recognition

Disaggregation of revenue

For the six months ended June 30, 2025 and 2024, revenues are disaggregated by revenue stream and reconciled to reportable segment revenues as follows.

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Six months ended June 30, 2025
Revenue from directly-operated salons	¥2,459,319	¥—	¥268,145	¥2,727,464
Revenue from the sale of directly-owned salons	121,073	—	—	121,073
Franchise fees	38,981	—	300	39,281
Royalty income	68,129	—	—	68,129
Staffing service revenue	23,590	—	—	23,590
Sublease revenue	136,417	—	—	136,417
Other franchise revenues	55,463	—	—	55,463
Other revenues	—	71,954	—	71,954
Total revenues	¥2,902,972	¥71,954	¥268,445	¥3,243,371

	Thousands of Yen
		Digital
		Preventative	Luxury
Revenue Stream*	Relaxation Salon	Healthcare	Beauty	Consolidated
Six months ended June 30, 2024
Revenue from directly-operated salons	¥2,053,537	¥—	¥292,431	¥2,345,968
Revenue from the sale of directly-owned salons	669,695	—	—	669,695
Franchise fees	47,252	—	200	47,452
Royalty income	79,724	—	—	79,724
Staffing service revenue	39,690	—	—	39,690
Sublease revenue	159,404	—	—	159,404
Other franchise revenues	89,654	—	—	89,654
Other revenues	—	43,694	—	43,694
Total revenues	¥3,138,956	¥43,694	¥292,631	¥3,475,281
*

All revenue streams are recognized over timeover time, with the exception of hiring support within other franchise revenues and revenue from directly operated salons, the sale of directly-owned salons, and product sales included in other revenues, which are recognized at a point in time. Revenue related to hiring support and product sales wereas not material in the periods presented.

Contract balance

Information about receivables and contract liabilities from contracts with customers is as follows:

	Thousands of Yen
	As of	As of
	June 30,	December 31,
	2025	2024	Balance sheet classification
Receivables	¥187,968	¥1,355,489	Accounts receivable-trade, net

Contract liabilities:
Current	21,004	53,485	Current portion of contract liability
Long-term	22,292	36,913	Contract liability - net of current portion
Total	¥43,296	¥90,398

Prepaid card liability	¥374,102	¥409,710	Advances received

Receivables relate primarily to payments due for the sale of directly-owned salons, royalty income, staffing service revenue and sublease revenue. With respect to the payment term, payment for these revenues is generally collected monthly. As such, no significant finance component has been identified. The receivables balance is presented net of an allowance for expected credit losses (i.e., doubtful accounts), and are primarily related to receivables from the Company’s franchisees. Contract liabilities primarily represents the Company’s remaining performance obligations under its franchise agreement at the end of the period, for which consideration has been received and revenue had not been recognized, and is generally recognized as revenues ratably over the remaining customer life that the expected services are expected to be provided. Prepaid card liabilities mainly relate to the unused balance of ReRaKu and SAWAN cards that can be redeemed at company-operated salons for services. Revenue for prepaid cards is recognized and the corresponding liability is reduced as the services are provided. As of June 30, 2025, contract assets under contracts with customers were immaterial and they are included in prepaid expenses and other current assets in the condensed consolidated balance sheets.

Changes in the Company’s contract liabilities for the six months ended June 30, 2025 are as follows:

Thousands of Yen
Contract liabilities
Balance at December 31, 2024	¥90,398
Revenues recognized during 2025 which were included in the contract liabilities balance at December 31, 2024	(49,702)
Remaining amounts at June 30, 2025 which were newly recognized as contract liabilities during 2025	2,600
Balance at June 30, 2025	¥43,296

For the six months ended June 30, 2025, there were no revenues recognized under performance obligations which were satisfied for past fiscal years by change of transaction price, etc. Changes in receivables and contract liabilities are primarily due to the timing of revenue recognition, billings and cash collections.

Transaction price allocated to remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of June 30, 2025 is as follows:

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥11,966
2026	16,075
2027	9,837
2028	3,384
2029	1,686
2030 and thereafter	348
Total	¥43,296

Sales and repurchases of salons transactions

As disclosed in Note 1 – Basis of Presentation and Summary of Significant Accounting Policies in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, the Company sells salons to third-party investors and may purchase the sold salons from the third-party investors from the initial salon sales.

The following table summarizes the sales of salons and repurchases of salons for the six months ended June 30, 2025 and 2024:

	Thousands of Yen, except Number of salons
	2025	2024
Number of salons sold	11	21
Total sales amount	¥497,223	¥815,145
Number of salons repurchased	41	7
Total repurchase amount	¥2,137,613	¥297,577

If the Company enters into a salon purchase and sales agreement with the same investor on the same date or near the same date, the Company recognizes the salon purchase and sales agreements as a combined arrangement. Under the combined arrangement, the proceeds from the sale of salon and the payment for the purchase of salon are offset with each other. Therefore, the Company recognizes the noncash consideration and the difference of the carrying value of the sold salon and the transaction of salon sales as other income or loss, which is included in gain from sales of salons in the condensed consolidated statements of operations.

The total sales amount reclassified to other income for the six months ended June 30, 2025 and 2024 are ¥376,150 thousand and ¥145,450 thousand, respectively.